Segment Information (Tables)	12 Months Ended
Nov. 30, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The operating segments within each of our NAA and EA reportable segments have been aggregated based on the similarity of their economic and other characteristics. Our Cruise Support segment includes our portfolio of leading port destinations and other services, all of which are operated for the benefit of our cruise brands. Our Tour and Other segment represents the hotel and transportation operations of Holland America Princess Alaska Tours and other operations.

	As of and for the years ended November 30,
(in millions)	Revenues	Operating costs and expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)		Capital expenditures	Total assets
2019
NAA	$13,612	$8,370	$1,427	$1,364	$2,451		$2,781	$27,102
EA	6,650	4,146	744	645	1,115		2,462	15,473
Cruise Support	173	125	281	115	(347)		143	1,861
Tour and Other	390	268	28	36	56		43	623
	$20,825	$12,909	$2,480	$2,160	$3,276		$5,429	$45,058
2018
NAA	$12,236	$7,180	$1,403	$1,264	$2,389		$2,614	$25,613
EA	6,243	3,676	751	611	1,205		945	13,825
Cruise Support	129	53	268	103	(296)		38	2,303
Tour and Other	272	180	28	39	26		152	660
	$18,881	$11,089	$2,450	$2,017	$3,325		$3,749	$42,401
2017
NAA	$11,442	$6,704	$1,337	$1,195	$2,117	(a)	$1,715	$24,430
EA	5,703	3,568	667	561	907		793	14,149
Cruise Support	129	66	246	53	(235)		431	1,739
Tour and Other	236	163	15	37	20		5	459
	$17,510	$10,501	$2,265	$1,846	$2,809		$2,944	$40,778

(a)
Includes $89 million of impairment charges related to NAA’s goodwill and trademarks.

Revenue by Geographic Area, Based on Where Guests are Sourced
Revenues by geographic areas, which are based on where our guests are sourced, were as follows:

	Years Ended November 30,
(in millions)	2019	2018	2017
North America	$11,502	$10,066	$9,195
Europe	6,318	5,957	5,414
Australia and Asia	2,632	2,530	2,604
Other	373	327	297
	$20,825	$18,881	$17,510